Post-employment benefit plans (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2024 CHF (SFr) yr	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Total employer contributions to defined contribution plans		$ 408,000,000	$ 320,000,000	$ 299,000,000
Swiss defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Surplus / (deficit)		$ 5,158,000,000	$ 3,585,000,000
UBS Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Technical funding ratio	120.60%	120.60%	119.20%
Technical interest rate	0.50%	0.50%	0.50%
Surplus / (deficit)		$ 2,683,000,000	$ 3,585,000,000
UBS Swiss defined benefit plan | 2025
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 297,000,000
UBS Swiss defined benefit plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
UBS Swiss defined benefit plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
Credit Suisse Swiss defined benefit plan
Disclosure Of Defined Benefit Plans [Line Items]
Salary limit for covered contributions	SFr 144,060	$ 158,639
Employer contributions on contributory variable compensation (as a percent)	6.00%	6.00%
Technical funding ratio	125.70%	125.70%
Technical interest rate	1.31%	1.31%
Surplus / (deficit)		$ 2,474,000,000
Net defined benefit asset recognized for prepaid contribution		17,000,000
Credit Suisse Swiss defined benefit plan | 2025
Disclosure Of Defined Benefit Plans [Line Items]
Regular employer contributions expected for the next year		$ 200,000,000
Credit Suisse Swiss defined benefit plan | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	25.00%	25.00%
Employee contributions on contributory base salary (as a percent)	14.00%	14.00%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Credit Suisse Swiss defined benefit plan | Minimum
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions on contributory base salary (as a percent)	7.50%	7.50%
Employee contributions on contributory base salary (as a percent)	5.00%	5.00%
Employee contributions on contributory variable compensation (as a percent)	3.00%	3.00%